Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Bridge Builder Trust
Entity Central Index Key	0001567101
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
BRIDGE BUILDER CORE BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE BOND FUND
Class Name	BRIDGE BUILDER CORE BOND FUND
Trading Symbol	BBTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Bond Fund	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund
returned
3.65% during the fiscal year
ended
June 30, 2024. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned
2.63% over the same period.
A 25 basis point (“bps”, 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target
. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation
data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the 10-Year U.S. Treasury rate rose from
3.81
% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the non-U.S. developed bond market closed the fiscal year with modest losses. The U.S. dollar appreciated marginally relative to most other developed-markets currencies during this time.
Against this backdrop, the Fund outperformed its benchmark by 1.02% for the fiscal year. The outperformance was primarily driven by an underweight to U.S. Treasuries and security selection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	10 Years

Bridge Builder Core Bond Fund	3.65%	0.43%	1.87%

Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.35%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 17,072,257,000
Holdings Count | Holding	4,879	[1]
Advisory Fees Paid, Amount	$ 17,486,000
Investment Company, Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$17,072,257

Number of Portfolio Holdings*	4,879

Portfolio Turnover through the Reporting Period	127%

Net Advisory Fee (000s)	$17,486

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**
*	Amounts presented do not include derivative positions.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“
NRSRO
”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Securities that are unrated are listed as such. If a security had multiple ratings that were not identical, the highest rating was used.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Trading Symbol	BBTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed International Equity Fund	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 9.06%, underperforming its benchmark, the MSCI EAFE Index, which returned 11.54% for the period.
For the year, the U.S. dollar generally appreciated versus the currencies of other developed regions, detracting from the returns of international securities for U.S. investors. Emerging markets performance was stronger than developed markets. In non-U.S developed markets, value stocks outperformed growth stocks, and large-capitalization stocks outperformed small-capitalization stocks. Consumer staples and utilities struggled over the year, while information technology and financials generated the strongest returns.
Compared to its benchmark, the Fund’s relative underperformance was driven by stock selection within certain sectors. Weak stock selection, particularly in health care, financials, and industrials detracted from relative returns. Sector allocation, such as the underweight to financials, also detracted from returns. Strong stock selection and an overweight in information technology contributed to returns, helping to partially offset the detractors.
Global growth has stayed resilient despite higher borrowing costs, bolstered by U.S. strength. As major central banks start cutting rates to normalize policy, early signs of recovery outside the U.S. are starting to emerge. A modest eurozone recovery appears to be
underway.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed International Equity Fund	9.06%	8.65%
MSCI EAFE Index	11.54%	9.64%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 1,648,767,000
Holdings Count | Holding	515	[1]
Advisory Fees Paid, Amount	$ 4,502,000
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$1,648,767

Number of Portfolio Holdings*	515

Portfolio Turnover through the Reporting Period	18%

Net Advisory Fee (000s)	$4,502

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER CORE PLUS BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE PLUS BOND FUND
Class Name	BRIDGE BUILDER CORE PLUS BOND FUND
Trading Symbol	BBCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Core Plus Bond Fund	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 3.86% during the fiscal year ended June 30, 2024. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 2.63% during the same period.
A 25 basis point ("bps", 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the 10-Year U.S. Treasury rate rose from 3.81% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the non-U.S. developed bond

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	3.86%	0.79%	2.09%

Bloomberg U.S. Aggregate Bond Index	2.63%	-0.23%	1.33%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 34,361,250,000
Holdings Count | Holding	4,486	[1]
Advisory Fees Paid, Amount	$ 41,345,000
Investment Company, Portfolio Turnover	331.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$34,361,250

Number of Portfolio Holdings*	4,486

Portfolio Turnover through the Reporting Period	331%

Net Advisory Fee (000s)	$41,345

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

*	Amounts presented do not include derivative positions.
†	A zero balance.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Securities that are unrated are listed as such. If a security had multiple ratings that were not identical, the highest rating was used.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER MUNICIPAL BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Trading Symbol	BBMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal Bond Fund	$13	0.13%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 4.11% during the fiscal year ended June 30, 2024. The Fund outperformed its benchmark, the Bloomberg Municipal
1-15
Year Index, which returned 2.69% during the same period.
A 25 basis point (“bps”, 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the
10-Year
U.S. Treasury rate rose from 3.81% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the
non-U.S.
developed bond market closed the fiscal year with modest losses. The U.S. dollar appreciated marginally relative to most other developed-markets currencies during this time.
The second half of 2023 saw municipal bond yields shift lower as inflation declined, but municipal bond prices were pressured by material outflows from the asset class. Conversely, during the first half of 2024, while municipal bonds faced pressure from increasing interest rates similar to the taxable bond market, this was partially offset by a supportive technical environment, including material inflows into the municipal market that helped to support bond prices. The
10-year
AAA municipal yield closed the fiscal year on June 30, 2024 roughly 30 bps higher compared to June 30, 2023.
Against this backdrop, the Fund outperformed its benchmark by 1.42% for the fiscal year. The Fund’s selection within general obligation and revenue bond sectors, along with its yield curve positioning, were primary contributors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	4.11%	1.37%	2.25%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.29%
Bloomberg Municipal 1-15 Year Index	2.69%	1.16%	2.05%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 14,580,949,000
Holdings Count | Holding	4,494	[1]
Advisory Fees Paid, Amount	$ 14,486,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$14,580,949

Number of Portfolio Holdings*	4,494

Portfolio Turnover through the Reporting Period	31%

Net Advisory Fee (000s)	$14,486

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)
*	Amounts presented do not include derivative positions.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Securities that are unrated are listed as such. If a security had multiple ratings that were not identical, the highest rating was used.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Trading Symbol	BBMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Municipal High-Income Bond Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Municipal High-Income Bond Fund	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
The Fund returned 7.06% during the fiscal year ended June 30, 2024. The Fund outperformed its benchmark, the Bloomberg Municipal 65% High-Grade/35% High-Yield Index, which returned 5.18% during the same period.
A 25 basis point (“bps”, 1bps equal 0.01%) hike in July of 2023 capped off the U.S. Federal Reserve’s most aggressive rate hiking cycle in recent memory as it sought to reduce inflation toward its 2% long term target. Weakening inflation data in late 2023 renewed the optimism of market participants that inflation could be tamed. This resulted in the market pricing in numerous rate cuts heading into 2024. The first quarter of 2024 saw a reversal of that sentiment as rates rose on unexpectedly strong economic and inflation data in February and March, resulting in a resetting of expectations as the market came to terms with the potential for interest rates to remain elevated.
Altogether, the
10-Year
U.S. Treasury rate rose from 3.81% on June 30, 2023, to 4.37% on June 30, 2024, and while interest rate volatility moderated, it remained elevated relative to recent history. The yield curve remained inverted throughout the fiscal year, meaning that short-term rates were higher than long-term rates. Meanwhile, corporate credit spreads narrowed over the period, particularly within U.S. high-yield, leading to gains for U.S. corporate bonds and other credit-sensitive areas of the market. Emerging market debt also performed well, while the
non-U.S.
developed bond market closed the fiscal year with modest losses. The U.S. dollar appreciated marginally relative to most other developed-markets currencies during this time.
The second half of 2023 saw municipal bond yields shift lower as inflation declined, but municipal bond prices were pressured by material outflows from the asset class. Conversely, during the first half of 2024, while municipal bonds faced pressure from increasing interest rates, this was partially offset by a supportive technical environment, including material inflows into the municipal market that supported bond prices. The
10-year
AAA municipal yield closed the fiscal year on June 30, 2024 roughly 30 bps higher compared to June 30, 2023.
Against this backdrop, the Fund outperformed its benchmark by 1.88% for the fiscal year. The Fund’s selection within revenue bond sectors, particularly utility and healthcare sub-sectors,
were contributors to outperformance. While the Fund’s overall duration positioning was a headwind to relative results, this was partially offset by its yield curve positioning.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (4/13/2023)

Bridge Builder Municipal High-Income Bond Fund	7.06%	5.79%

Bloomberg Municipal Bond Index	3.21%	1.58%

Bloomberg Municipal 65% High-Grade/35% High-Yield Index	5.18%	3.53%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 3,166,047,000
Holdings Count | Holding	2,448	[1]
Advisory Fees Paid, Amount	$ 3,512,000
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$3,166,047

Number of Portfolio Holdings*	2,448

Portfolio Turnover through the Reporting Period	19%

Net Advisory Fee (000s)	$3,512

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)

Credit Quality Allocation (% of Investments)**

State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund considers investment grade securities to be those securities that are rated at or above Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by Standard & Poor’s Corporation (“S&P”), or an equivalent rating by another nationally recognized securities rating organization (“NRSRO”). Securities that are unrated are listed as such. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. If a security had multiple ratings that were not identical, the highest rating was used.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER LARGE CAP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Class Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Trading Symbol	BBGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Growth Fund	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 25.06%, underperforming its benchmark, the Russell 1000
®
Growth Index, which returned 33.48%.
For the year, large-capitalization growth stocks experienced narrow market returns, where the top five performing names within the benchmark contributed 63% of the Index’s overall returns. When viewed from a sector perspective, communication services and technology contributed roughly 74% of overall returns, further exemplifying the narrowness of the top five names by sector.
Despite strong returns on an absolute basis, it was a difficult environment for the Fund to keep pace with its Index. Compared to the Russell 1000
®
Growth Index, the Fund’s relative underperformance was driven by both sector allocation and stock selection. Within sector allocation, the Fund’s overweight to financials and underweights to technology and communication services weighed on relative returns. From a stock selection perspective, underweights to NVIDIA and Meta were significant headwinds. Given the strong market performance over the trailing year, the Fund’s modest cash position also created a drag on relative performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	25.06%	15.07%	13.42%
Russell 3000 ® Index	23.13%	14.14%	12.25%
Russell 1000 ® Growth Index	33.48%	19.34%	16.36%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 24,991,456,000
Holdings Count | Holding	383	[1]
Advisory Fees Paid, Amount	$ 40,931,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$24,991,456

Number of Portfolio Holdings*	383

Portfolio Turnover through the Reporting Period	24%

Net Advisory Fee (000s)	$40,931

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER LARGE CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Class Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Trading Symbol	BBVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Large Cap Value Fund	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 15.15%, outperforming its benchmark, the Russell 1000
®
Value Index, which returned 13.06%.
For the fiscal year, within large-capitalization value stocks, four of the sectors led the broad market, while seven lagged. Financials, technology, industrials and energy were the top performing sectors, with financials significantly outperforming other sectors of the market and contributing to roughly 46% of the overall benchmark returns. In addition, within the overall large capitalization portion of the market, value stocks underperformed growth stocks for the one-year period.
Compared to its benchmark, the Fund’s relative outperformance was driven by strong stock selection as it was a positive tailwind in eight of the eleven market sectors. Stock selection within communication services, technology and materials sectors were the largest contributors to the Fund’s outperformance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)

Bridge Builder Large Cap Value Fund	15.15%	11.76%	10.19%
Russell 3000 ® Index	23.13%	14.14%	12.25%
Russell 1000 ® Value Index	13.06%	9.01%	8.37%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 21,124,118,000
Holdings Count | Holding	957	[1]
Advisory Fees Paid, Amount	$ 40,492,000
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total net assets (000s)	$21,124,118

Number of portfolio holdings*	957

Portfolio Turnover through the Reporting Period	20%

Net Advisory Fee (000s)	$40,492

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literatur
BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Trading Symbol	BBTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Large Cap Fund	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 25.17%, outperforming its benchmark, the S&P 500 Index, which returned 24.56% for the period.
For the year, within large-capitalization stocks, approximately half of the benchmark’s performance came from the technology sector’s roughly 42% return, contributing nearly 12% of the benchmark’s 24.56% return. The technology sector’s significant outperformance and its 29% weight in the benchmark created a challenging market environment for other sectors to keep up with the performance of the benchmark overall. Only one other sector, communication services, was able to outperform the broader market, while the other nine lagged. Real estate, utilities and materials were the worst performing sectors for the year. In addition, within the overall large-capitalization portion of the market, value stocks underperformed growth stocks for the 1-year period.
Against this backdrop, the Fund managed to outperform its benchmark through strong stock selection. While the concentrated performance within the technology sector was a headwind, the Fund’s strong stock selection in industrials, consumer discretionary and financials more than offset it, supporting the Fund’s modest outperformance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Large Cap Fund	25.17%	17.06%
Russell 3000 ® Index	23.13%	15.61%
S&P 500 Index	24.56%	16.63%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 4,462,790,000
Holdings Count | Holding	391	[1]
Advisory Fees Paid, Amount	$ 7,165,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$4,462,790

Number of Portfolio Holdings*	391

Portfolio Turnover through the Reporting Period	22%

Net Advisory Fee (000s)	$7,165

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Trading Symbol	BBGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Growth Fund	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 13.12%, while its benchmark, the Russell 2500
®
Growth Index, returned 9.02% for the period, which resulted in overall outperformance.
For the year,
mid-capitalization
stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included energy, consumer staples and utilities. The communication services and health care sectors were the weakest performers. Relative investment style performance across the mid-
and small-capitalization segments of the market was mixed: within the mid-capitalization
segment of the market, growth stocks outperformed value stocks; while within the small-capitalization segments of the market, value stocks outperformed growth stocks.
Compared to its benchmark, the Fund’s relative outperformance was driven by strong stock selection within certain sectors. Stock selection within information technology, communication services, consumer discretionary, and industrials sectors contributed to performance. These contributors offset the weaker stock selection in consumer staples, the underweight to energy, and the overweight to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)

Bridge Builder Small/Mid Cap Growth Fund	13.12%	8.21%	9.39%

Russell 3000 ® Index	23.13%	14.14%	12.25%

Russell 2500 ® Growth Index	9.02%	7.58%	8.36%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 8,336,645,000
Holdings Count | Holding	1,552	[1]
Advisory Fees Paid, Amount	$ 25,707,000
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$8,336,645

Number of Portfolio Holdings*	1,552

Portfolio Turnover through the Reporting Period	66%

Net Advisory Fee (000s)	$25,707

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Trading Symbol	BBVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Small/Mid Cap Value Fund	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 13.28%, outperforming its benchmark, the Russell 2500
®
Value Index, which returned 11.24% for the period.
For the year,
mid-capitalization
stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the energy, financials and utilities. The communication services and health care were the weakest performers. Relative investment style performance across the mid-
and small-capitalization segments of the market was mixed: within the mid-capitalization
segment of the market, growth stocks outperformed value stocks; while within the small-capitalization segments of the market, value stocks outperformed growth stocks.
Compared to its benchmark, the Fund’s relative outperformance was driven by strong stock selection within certain sectors. Stock selection within financials and energy contributed to performance, while the Fund’s underweight in communication services also contributed to relative returns. These contributors offset the weaker stock selection in materials and the overweight to utilities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	13.28%	9.41%	7.56%
Russell 3000 ® Index	23.13%	14.14%	12.25%
Russell 2500 ® Value Index	11.24%	8.01%	7.14%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 7,881,573,000
Holdings Count | Holding	2,303	[1]
Advisory Fees Paid, Amount	$ 26,982,000
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$7,881,573

Number of Portfolio Holdings*	2,303

Portfolio Turnover through the Reporting Period	46%

Net Advisory Fee (000s)	$26,982

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Trading Symbol	BBTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder Tax Managed Small/Mid Cap Fund	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 10.90%, outperforming its benchmark, the Russell 2500
®
Index, which returned 10.47% for the period.
For the year,
mid-capitalization
stocks outperformed small-capitalization stocks. Within the investment universe, strongest performers included the financials, energy and utilities sectors. The communication services, health care and real estate sectors were the weakest performers. Overall, benchmark performance was fairly balanced across sectors, as six of the eleven sectors outperformed the broader market. Performance was mixed between growth and value within the small- and mid-cap
indices as
mid-cap
growth outperformed
mid-cap
value, while
small-cap
growth underperformed
small-cap
value for the trailing
one-year
period.
Compared to its benchmark, the Fund’s relative outperformance was driven by its overweight to mid-cap
stocks and favorable stock selection. Relative performance was balanced across sectors as eight of the eleven contributed to outperformance for the year. The largest detractor for the year was driven by weak stock selection within health care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	Since Inception (6/1/2022)

Bridge Builder Tax Managed Small/Mid Cap Fund	10.90%	9.16%
Russell 3000 ® Index	23.13%	15.61%
Russell 2500 ® Index	10.47%	6.64%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 1,642,801,000
Holdings Count | Holding	1,193	[1]
Advisory Fees Paid, Amount	$ 4,106,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$1,642,801

Number of Portfolio Holdings*	1,193

Portfolio Turnover through the Reporting Period	29%

Net Advisory Fee (000s)	$4,106

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Trading Symbol	BBIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Bridge Builder International Equity Fund	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?
For the fiscal year ended June 30, 2024, the Fund returned 9.75%, underperforming its benchmark, the MSCI EAFE Index, which returned 11.54% for the period.
For the year, the U.S. dollar generally appreciated versus the currencies of other developed regions, detracting from the returns of international securities for U.S. investors. Emerging markets performance was stronger than developed markets. In non-U.S developed markets, value stocks outperformed growth stocks, and large-capitalization stocks outperformed small-capitalization stocks. Consumer staples and utilities struggled over the year, while information technology and financials generated the strongest returns.
Compared to its benchmark, the Fund’s relative underperformance was driven by stock selection within certain sectors. Weak stock selection, particularly in consumer discretionary, financials, and industrials detracted from relative returns. Sector allocation, such as the overweight to information technology contributed to returns, helping to partially offset the weak stock selection.
Global growth has stayed resilient despite higher borrowing costs, bolstered by U.S. strength. As major central banks start cutting rates to normalize policy, early signs of recovery outside the U.S. are starting to emerge and a modest eurozone recovery appears to be underway.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns:	1 Year	5 Years	Since Inception (7/6/2015)

Bridge Builder International Equity Fund	9.75%	6.52%	5.94%

MSCI EAFE Index	11.54%	6.46%	5.48%

No Deduction of Taxes [Text Block]	The performance graph does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	visit www.bridgebuildermutualfunds.com/literature for additional information.
Net Assets	$ 18,234,842,000
Holdings Count | Holding	933	[1]
Advisory Fees Paid, Amount	$ 56,197,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$18,234,842

Number of Portfolio Holdings*	933

Portfolio Turnover through the Reporting Period	32%

Net Advisory Fee (000s)	$56,197

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature

[1]	Amounts presented do not include derivative positions.